Net Sectorial Financial Assets and Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	R$ (1,077,810)	R$ (473,045)
Operating revenues, constitution	861,882	(393,339)
Operating revenues, amortization	1,725,603	1,317,063
Financial results, updating	(22,462)	8,847
Rate flags	(691,613)	(332,126)
Statement of financial position constitution	(878,664)	(1,205,210)
Net sectorial financial assets and liabilities, ending	(83,064)	(1,077,810)
Net sectorial financial assets and liabilities, beginning	(83,064)	(1,077,810)
Sectorial financial assets, current, beginning	0	15,473
Sectorial financial assets, current, ending	400,463	0
Other non-current financial assets, beginning	0	15,473
Other non-current financial assets, ending	400,463	0
Other current financial liabilities, beginning	(935,322)	(476,103)
Other current financial liabilities, ending	(883,990)	(935,322)
Other current non-financial liabilities, beginning	142,488	27,888
Other current non-financial liabilities, ending	0	142,488
Electricity Purchased For Resale Itaipu [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	78,793	106,561
Net sectorial financial assets and liabilities, ending	180,440	78,793
Net sectorial financial assets and liabilities, beginning	180,440	78,793
C V A Energ [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	(62,125)	(557,165)
Net sectorial financial assets and liabilities, ending	378,860	(62,125)
Net sectorial financial assets and liabilities, beginning	378,860	(62,125)
Transport of energy using the transmission system - basic grid
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	402,396	601,157
Net sectorial financial assets and liabilities, ending	191,015	402,396
Net sectorial financial assets and liabilities, beginning	191,015	402,396
Transport Of Energy Purchased From Itaipu [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	29,570	54,593
Net sectorial financial assets and liabilities, ending	9,039	29,570
Net sectorial financial assets and liabilities, beginning	9,039	29,570
E S S [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	112,687	142,484
Net sectorial financial assets and liabilities, ending	(2,228)	112,687
Net sectorial financial assets and liabilities, beginning	(2,228)	112,687
C D E [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	(64,790)	1,280
Net sectorial financial assets and liabilities, ending	273,573	(64,790)
Net sectorial financial assets and liabilities, beginning	273,573	(64,790)
Proinfa [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	(7,721)	(14,495)
Net sectorial financial assets and liabilities, ending	22,126	(7,721)
Net sectorial financial assets and liabilities, beginning	22,126	(7,721)
Refunds Of Pis And Cofins [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	(568,455)	(702,895)
Net sectorial financial assets and liabilities, ending	(415,461)	(568,455)
Net sectorial financial assets and liabilities, beginning	(415,461)	(568,455)
Neutrality [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	(276,986)	(19,622)
Net sectorial financial assets and liabilities, ending	(152,473)	(276,986)
Net sectorial financial assets and liabilities, beginning	(152,473)	(276,986)
Hydrological Risk [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	(481,262)	(475,400)
Net sectorial financial assets and liabilities, ending	(438,715)	(481,262)
Net sectorial financial assets and liabilities, beginning	(438,715)	(481,262)
Tariff Refunds [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	(172,956)	(181,607)
Net sectorial financial assets and liabilities, ending	(141,898)	(172,956)
Net sectorial financial assets and liabilities, beginning	(141,898)	(172,956)
Overcontracting [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	234,070	634,193
Net sectorial financial assets and liabilities, ending	149,292	234,070
Net sectorial financial assets and liabilities, beginning	149,292	234,070
Itaipu Bonus [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	0	(3,243)
Net sectorial financial assets and liabilities, ending		0
Net sectorial financial assets and liabilities, beginning		0
Water Shortage Account [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	0
Net sectorial financial assets and liabilities, ending	(29,353)	0
Net sectorial financial assets and liabilities, beginning	(29,353)	0
C D E Eletrobras [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	(38,891)	(41,882)
Net sectorial financial assets and liabilities, ending	(11,555)	(38,891)
Net sectorial financial assets and liabilities, beginning	(11,555)	(38,891)
Anticipation of distributed generation bank [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	0
Net sectorial financial assets and liabilities, ending	189,204	0
Net sectorial financial assets and liabilities, beginning	189,204	0
Tariff mitigation mechanism [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	(242,372)	0
Net sectorial financial assets and liabilities, ending	(242,844)	(242,372)
Net sectorial financial assets and liabilities, beginning	(242,844)	(242,372)
Others [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Net sectorial financial assets and liabilities, beginning	(19,768)	(17,004)
Net sectorial financial assets and liabilities, ending	(42,086)	(19,768)
Net sectorial financial assets and liabilities, beginning	(42,086)	(19,768)
Portion A [Member] | Electricity Purchased For Resale Itaipu [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	109,999	73,899
Operating revenues, amortization	(21,659)	(108,421)
Financial results, updating	13,307	6,754
Rate flags	0	0
Statement of financial position constitution	0	0
Portion A [Member] | C V A Energ [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	721,685	153,184
Operating revenues, amortization	154,935	466,293
Financial results, updating	15,948	(43,429)
Rate flags	(451,583)	(81,008)
Statement of financial position constitution	0	0
Portion A [Member] | Transport of energy using the transmission system - basic grid
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	98,764	258,551
Operating revenues, amortization	(340,198)	(515,559)
Financial results, updating	30,053	58,247
Rate flags	0	0
Statement of financial position constitution	0	0
Portion A [Member] | Transport Of Energy Purchased From Itaipu [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	5,255	15,689
Operating revenues, amortization	(25,871)	(46,482)
Financial results, updating	85	5,770
Rate flags	0	0
Statement of financial position constitution	0	0
Portion A [Member] | E S S [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	(9,646)	128,496
Operating revenues, amortization	(65,358)	(103,966)
Financial results, updating	5,273	11,938
Rate flags	(45,184)	(66,265)
Statement of financial position constitution	0	0
Portion A [Member] | C D E [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	350,530	(50,074)
Operating revenues, amortization	(19,127)	(18,442)
Financial results, updating	6,960	2,446
Rate flags	0	0
Statement of financial position constitution	0	0
Portion A [Member] | Proinfa [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	42,104	(15,485)
Operating revenues, amortization	(16,191)	23,969
Financial results, updating	3,934	(1,710)
Rate flags	0	0
Statement of financial position constitution	0	0
Other Financial Components [Member] | Refunds Of Pis And Cofins [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	0	0
Operating revenues, amortization	1,017,539	1,317,355
Financial results, updating	0	0
Rate flags	0	0
Statement of financial position constitution	(864,545)	(1,182,915)
Other Financial Components [Member] | Neutrality [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	(153,256)	(395,710)
Operating revenues, amortization	285,023	154,354
Financial results, updating	(7,254)	(16,008)
Rate flags	0	0
Statement of financial position constitution	0	0
Other Financial Components [Member] | Hydrological Risk [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	(392,087)	(430,730)
Operating revenues, amortization	459,507	445,336
Financial results, updating	(24,873)	(20,468)
Rate flags	0	0
Statement of financial position constitution	0	0
Other Financial Components [Member] | Tariff Refunds [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	(94,351)	(97,904)
Operating revenues, amortization	129,927	113,258
Financial results, updating	(4,518)	(6,703)
Rate flags	0	0
Statement of financial position constitution	0	0
Other Financial Components [Member] | Overcontracting [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	265,156	150,068
Operating revenues, amortization	(171,122)	(390,911)
Financial results, updating	16,034	25,573
Rate flags	(194,846)	(184,853)
Statement of financial position constitution	0	0
Other Financial Components [Member] | Itaipu Bonus [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution		0
Operating revenues, amortization		(55,741)
Financial results, updating		0
Rate flags		0
Statement of financial position constitution		58,984
Other Financial Components [Member] | Water Shortage Account [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	(58,086)
Operating revenues, amortization	31,728
Financial results, updating	(2,995)
Rate flags	0
Statement of financial position constitution	0
Other Financial Components [Member] | C D E Eletrobras [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	37,956	66,074
Operating revenues, amortization	4,484	22,929
Financial results, updating	(1,940)	(4,733)
Rate flags	0	0
Statement of financial position constitution	(13,164)	(81,279)
Other Financial Components [Member] | Anticipation of distributed generation bank [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	189,204
Operating revenues, amortization	0
Financial results, updating	0
Rate flags	0
Statement of financial position constitution	0
Other Financial Components [Member] | Tariff mitigation mechanism [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	(217,211)	(234,789)
Operating revenues, amortization	262,497	0
Financial results, updating	(45,758)	(7,583)
Rate flags	0	0
Statement of financial position constitution	0	0
Other Financial Components [Member] | Others [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Operating revenues, constitution	(34,134)	(14,608)
Operating revenues, amortization	39,489	13,091
Financial results, updating	(26,718)	(1,247)
Rate flags	0	0
Statement of financial position constitution	R$ (955)	R$ 0